Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.40%
Innovator Equity Defined Protection ETF® - 1 Yr September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Equity Defined Protection ETF® - 1 Yr September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $688.46 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.90%)